Leases - ROU Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Incremental borrowing rate	10.00%
ROU Assets
Balance, Beginning of the period	$ 423,774
Additions		$ 502,841
Depreciation charge for the period	(187,809)	(79,067)
Balance, End of the period	$ 235,965	$ 423,774